UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735
Eaton Vance Tax Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund                                               as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.7%

Security	Shares	Value
Aerospace & Defense — 1.6%
General Dynamics Corp.	54,228	$4,580,639
Honeywell International, Inc.	153,464	9,126,504
Northrop Grumman Corp.	80,479	6,277,362
		$19,984,505
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	15,000	$814,350
FedEx Corp.	66,217	6,936,231
		$7,750,581
Auto Components — 0.5%
Johnson Controls, Inc.	54,584	$6,446,916
		$6,446,916
Beverages — 1.3%
Brown-Forman Corp., Class B	10,403	$779,289
Coca-Cola Co.	117,208	6,735,944
PepsiCo, Inc.	119,822	8,778,160
		$16,293,393
Biotechnology — 4.7%
Amgen, Inc. (1)	252,276	$14,271,253
Biogen Idec, Inc. (1)	156,386	10,373,083
BioMarin Pharmaceutical, Inc. (1)	121,550	3,026,595
CV Therapeutics, Inc. (1)	87,952	789,809
Enzon Pharmaceuticals, Inc. (1)	85,000	748,850
Genzyme Corp. (1)	82,260	5,096,830
Gilead Sciences, Inc. (1)	508,830	20,795,882
LifeCell Corp. (1)	27,297	1,025,548
Martek Biosciences Corp. (1)	20,000	580,600
Regeneron Pharmaceuticals, Inc. (1)	50,714	902,709
		$57,611,159
Building Products — 0.1%
Masco Corp.	40,000	$926,800
		$926,800
Capital Markets — 2.5%
Bank of New York Mellon Corp.	208,078	$9,184,563
Charles Schwab Corp.	97,584	2,107,814
Federated Investors, Inc., Class B	17,577	697,807
Franklin Resources, Inc.	64,918	8,277,045
Goldman Sachs Group, Inc.	35,062	7,599,338
Invesco PLC ADR	52,677	1,438,082
T. Rowe Price Group, Inc.	21,876	1,218,274
		$30,522,923

Chemicals — 1.4%
Dow Chemical Co.	137,985	$5,941,634
Du Pont E.I. de Nemours Co.	14,281	707,766
Eastman Chemical Co.	33,114	2,209,697
Monsanto Co.	87,561	7,507,480
Rohm & Haas Co.	14,250	793,297
		$17,159,874
Commercial Banks — 1.8%
Banco Bilbao Vizcaya Argentaria SA ADR	13,246	$308,367
Comerica, Inc.	9,100	466,648
First Horizon National Corp.	32,450	865,117
Huntington Bancshares, Inc.	21,800	370,164
Marshall & Ilsley Corp.	42,370	1,854,535
National City Corp.	201,024	5,043,692
Popular, Inc.	44,871	551,016
Regions Financial Corp.	76,138	2,244,548
Synovus Financial Corp.	18,347	514,633
Wells Fargo & Co.	288,882	10,289,977
		$22,508,697
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	9,865	$562,502
Donnelley (R.R) & Sons Co.	85,009	3,107,929
Equifax, Inc.	17,858	680,747
Half (Robert) International, Inc.	15,046	449,274
Pitney Bowes, Inc.	21,262	965,720
		$5,766,172
Communications Equipment — 7.7%
Ciena Corp. (1)	16,373	$623,484
Cisco Systems, Inc. (1)	1,102,836	36,514,900
Corning, Inc.	173,033	4,265,263
QUALCOMM, Inc.	747,694	31,597,548
Research In Motion, Ltd. (1)	206,958	20,395,711
Riverbed Technology, Inc. (1)	22,220	897,466
		$94,294,372
Computer Peripherals — 8.4%
Apple, Inc. (1)	429,908	$66,008,074
Brocade Communications Systems, Inc. (1)	98,179	840,412
Dell, Inc. (1)	376,767	10,398,769
Hewlett-Packard Co.	90,000	4,481,100
International Business Machines Corp.	84,281	9,928,302
Network Appliance, Inc. (1)	210,327	5,659,900
Palm, Inc. (1)	143,682	2,337,706
Seagate Technology	110,461	2,825,592
		$102,479,855

Construction Materials — 0.1%
Vulcan Materials Co.	6,855	$611,123
		$611,123
Consumer Finance — 0.2%
Capital One Financial Corp.	29,334	$1,948,658
		$1,948,658
Containers & Packaging — 0.2%
Bemis Co., Inc.	19,722	$574,107
Temple-Inland, Inc.	30,622	1,611,636
		$2,185,743
Distributors — 0.1%
Genuine Parts Co.	12,694	$634,700
		$634,700
Diversified Consumer Services — 0.2%
H&R Block, Inc.	92,804	$1,965,589
		$1,965,589
Diversified Financial Services — 3.7%
Bank of America Corp.	303,078	$15,235,731
CITGroup, Inc.	12,621	507,364
Citigroup, Inc.	377,766	17,630,339
ING Groep NV ADR	76,176	3,375,359
JPMorgan Chase & Co.	141,291	6,473,954
Moody’s Corp.	37,162	1,872,965
		$45,095,712
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	234,939	$9,940,269
Citizens Communications Co.	355,057	5,084,416
Verizon Communications Inc.	251,832	11,151,121
		$26,175,806
Electric Utilities — 0.5%
Duke Energy Corp.	294,363	$5,501,644
		$5,501,644
Electrical Equipment — 0.7%
Cooper Industries, Ltd., Class A	30,288	$1,547,414
Emerson Electric Co.	119,418	6,355,426
		$7,902,840
Electronic Equipment & Instruments — 0.1%
Tyco Electronics, Ltd. (1)	32,091	$1,136,984
		$1,136,984

Energy Equipment & Services — 1.6%
Diamond Offshore Drilling, Inc.	41,269	$4,675,365
Halliburton Co.	247,660	9,510,144
Schlumberger, Ltd.	35,743	3,753,015
Transocean, Inc. (1)	15,094	1,706,377
		$19,644,901
Food & Staples Retailing — 2.4%
CVS Corp.	287,018	$11,374,523
Safeway, Inc.	182,171	6,031,682
SUPERVALU, Inc.	15,863	618,816
Wal-Mart Stores, Inc.	260,261	11,360,393
		$29,385,414
Food Products — 1.0%
ConAgra Foods, Inc.	156,193	$4,081,323
H.J. Heinz Co.	18,409	850,496
Hershey Co.	53,337	2,475,370
Kraft Foods, Inc., Class A	48,129	1,660,932
McCormick & Co., Inc.	15,743	566,276
Sara Lee Corp.	140,854	2,350,853
		$11,985,250
Gas Utilities — 0.1%
Nicor, Inc.	28,999	$1,244,057
		$1,244,057
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	53,182	$2,993,083
Becton, Dickinson and Co.	9,808	804,746
C.R. Bard, Inc.	8,005	705,961
Covidien, Ltd. (1)	32,091	1,331,777
Hospira, Inc. (1)	13,496	559,409
Intuitive Surgical, Inc. (1)	13,918	3,201,140
Medtronic, Inc.	115,235	6,500,406
Stryker Corp.	66,366	4,563,326
Zimmer Holdings, Inc. (1)	11,520	933,005
		$21,592,853
Health Care Providers & Services — 1.1%
DaVita, Inc. (1)	20,004	$1,263,853
Humana, Inc. (1)	24,940	1,742,807
Manor Care, Inc.	34,326	2,210,594
McKesson Corp.	88,022	5,174,813
Omnicare, Inc.	25,546	846,339
Quest Diagnostics, Inc.	31,290	1,807,623
		$13,046,029

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	19,600	$949,228
Harrah’s Entertainment, Inc.	84,311	7,329,155
International Game Technology	18,708	806,315
McDonald’s Corp.	13,554	738,286
Starbucks Corp. (1)	308,379	8,079,530
Starwood Hotels & Resorts Worldwide, Inc.	32,575	1,978,931
Tim Hortons, Inc.	15,241	531,149
Wendy’s International Inc.	11,254	392,877
		$20,805,471
Household Durables — 0.8%
D.R. Horton, Inc.	74,252	$951,168
Fortune Brands, Inc.	40,476	3,298,389
Jarden Corp. (1)	59,340	1,835,980
Stanley Works	56,752	3,185,490
		$9,271,027
Household Products — 1.2%
Colgate-Palmolive Co.	7,774	$554,442
Procter & Gamble Co.	200,625	14,111,963
		$14,666,405
Independent Power Producers & Energy Traders — 0.6%
Mirant Corp. (1)	32,088	$1,305,340
TXU Corp.	79,912	5,471,575
		$6,776,915
Industrial Conglomerates — 2.7%
General Electric Co.	761,087	$31,509,002
Textron, Inc.	14,000	870,940
		$32,379,942
Insurance — 3.2%
ACE, Ltd.	68,766	$4,165,157
American International Group, Inc.	160,405	10,851,398
AON Corp.	21,504	963,594
Arthur J. Gallagher & Co.	108,901	3,154,862
Cincinnati Financial Corp.	13,382	579,574
Lincoln National Corp.	38,287	2,525,793
Marsh & McLennan Cos., Inc.	110,850	2,826,675
MBIA Inc.	14,497	885,042
Prudential Financial, Inc.	44,972	4,388,368
RenaissanceRe Holdings, Ltd.	18,818	1,230,885
Travelers Cos., Inc.	139,548	7,024,846
W. R. Berkley Corp.	19,029	563,829
XL Capital Ltd., Class A	1,697	134,402
		$39,294,425

Internet & Catalog Retail — 0.5%
IAC/InterActiveCorp (1)	211,690	$6,280,842
		$6,280,842
Internet Software & Services — 5.4%
eBay, Inc. (1)	414,488	$16,173,322
Google Inc., Class A (1)	68,391	38,796,163
Yahoo!, Inc. (1)	424,347	11,389,473
		$66,358,958
IT Services — 1.7%
Checkfree Corp. (1)	46,683	$2,172,627
Infosys Technologies, Ltd. ADR	73,468	3,555,117
MasterCard, Inc., Class A	8,897	1,316,489
MoneyGram International, Inc.	77,078	1,741,192
Paychex, Inc.	218,890	8,974,490
Satyam Computer Services, Ltd. ADR	106,132	2,747,757
		$20,507,672
Leisure Equipment & Products — 0.2%
Eastman Kodak Co.	19,707	$527,359
Mattel, Inc.	64,723	1,518,402
		$2,045,761
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	15,895	$464,293
Waters Corp. (1)	13,273	888,229
		$1,352,522
Machinery — 2.3%
AGCO Corp. (1)	37,966	$1,927,534
Caterpillar, Inc.	110,370	8,656,319
Danaher Corp.	39,155	3,238,510
Deere & Co.	49,457	7,340,408
Eaton Corp.	58,699	5,813,549
Oshkosh Truck Corp.	12,000	743,640
		$27,719,960
Media — 4.6%
CBS Corp., Class B	58,977	$1,857,776
Central European Media Enterprises, Ltd., Class A (1)	8,441	774,124
Citadel Broadcasting Corp.	25,065	104,270
Comcast Corp., Class A (1)	690,296	16,691,357
Dow Jones & Co., Inc.	21,109	1,260,207
Idearc, Inc.	12,591	396,239
Meredith Corp.	10,785	617,981
Omnicom Group, Inc.	81,468	3,917,796
Sirius Satellite Radio, Inc. (1)	728,642	2,542,961
Time Warner Inc.	422,666	7,760,148

TiVo, Inc. (1)	326,806	$2,075,218
Viacom, Inc., Class B (1)	30,748	1,198,250
Virgin Media, Inc.	248,993	6,043,060
Walt Disney Co.	326,386	11,224,415
		$56,463,802
Metals & Mining — 0.4%
Newmont Mining Corp.	25,000	$1,118,250
Nucor Corp.	54,975	3,269,363
		$4,387,613
Multiline Retail — 0.9%
J.C. Penney Company, Inc.	18,426	$1,167,656
Macy’s, Inc.	34,204	1,105,473
Nordstrom, Inc.	57,531	2,697,629
Sears Holdings Corp. (1)	49,925	6,350,460
		$11,321,218
Multi-Utilities — 1.5%
Ameren Corp.	117,357	$6,161,243
NiSource, Inc.	233,391	4,467,104
PG&E Corp.	6,785	324,323
Public Service Enterprise Group, Inc.	77,955	6,859,260
		$17,811,930
Office Electronics — 0.1%
Xerox Corp. (1)	98,889	$1,714,735
		$1,714,735
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	71,781	$6,717,266
ConocoPhillips	180,588	15,850,209
EOG Resources, Inc.	29,584	2,139,811
Exxon Mobil Corp.	243,038	22,495,597
Marathon Oil Corp.	23,149	1,319,956
Parallel Petroleum Corp. (1)	19,737	335,332
Petrohawk Energy Corp. (1)	198,904	3,266,004
Sunoco, Inc.	8,264	584,926
Valero Energy Corp.	20,153	1,353,879
Williams Cos., Inc.	218,252	7,433,663
		$61,496,643
Paper and Forest Products — 0.1%
MeadWestvaco Corp.	45,728	$1,350,348
		$1,350,348
Pharmaceuticals — 3.5%
Abbott Laboratories	122,167	$6,550,595
Allergan, Inc.	12,256	790,144
Bristol-Myers Squibb Co.	272,401	7,850,597

Eli Lilly & Co.	92,218	$5,249,971
Endo Pharmaceuticals Holdings, Inc. (1)	31,975	991,545
Johnson & Johnson Co.	65,017	4,271,617
Merck & Co., Inc.	26,049	1,346,473
Mylan Laboratories, Inc.	27,473	438,469
Pfizer, Inc.	319,649	7,809,025
Valeant Pharmaceuticals International (1)	64,803	1,003,150
Wyeth	135,856	6,052,385
		$42,353,971
Real Estate Investment Trusts (REITs) — 0.2%
Host Hotels & Resorts, Inc.	19,942	$447,498
Plum Creek Timber Co., Inc.	14,401	644,589
Simon Property Group, Inc.	19,298	1,929,800
		$3,021,887
Road & Rail — 0.2%
CSX Corp.	24,910	$1,064,404
Norfolk Southern Corp.	17,741	920,935
Ryder System, Inc.	10,708	524,692
		$2,510,031
Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials, Inc.	669,505	$13,858,754
Atheros Communications, Inc. (1)	76,210	2,284,014
Intel Corp.	787,756	20,371,370
Intersil Corp., Class A	53,271	1,780,850
LSI Corp. (1)	140,907	1,045,530
Marvell Technology Group, Ltd. (1)	314,946	5,155,666
Maxim Integrated Products, Inc.	262,593	7,707,105
MEMC Electronic Materials, Inc. (1)	79,127	4,657,415
National Semiconductor Corp.	19,605	531,688
NVIDIA Corp. (1)	307,677	11,150,214
PMC-Sierra, Inc. (1)	75,983	637,497
STMicroelectronics N.V.	85,975	1,440,081
Teradyne, Inc. (1)	127,301	1,756,754
Tessera Technologies, Inc. (1)	26,142	980,325
		$73,357,263
Software — 7.7%
Adobe Systems, Inc. (1)	255,331	$11,147,751
BMC Software, Inc. (1)	15,015	468,918
Business Objects SA ADR (1)	42,163	1,891,854
Compuware Corp. (1)	87,217	699,480
Electronic Arts, Inc. (1)	68,702	3,846,625
i2 Technologies, Inc. (1)	88,398	1,348,070
Microsoft Corp.	1,473,136	43,398,587
NAVTEQ Corp. (1)	54,574	4,255,135

Oracle Corp. (1)	1,192,845	$25,825,094
Wind River Systems, Inc. (1)	63,851	751,526
		$93,633,040
Specialty Retail — 1.9%
Bed Bath & Beyond, Inc. (1)	184,051	$6,279,820
Best Buy Co., Inc.	87,871	4,043,823
Gap, Inc.	143,865	2,652,871
Lowe’s Companies, Inc.	179,876	5,040,126
Men’s Wearhouse, Inc.	19,320	976,046
OfficeMax, Inc.	39,510	1,354,008
Stein Mart, Inc.	23,963	182,358
Tiffany & Co.	12,130	635,006
TJX Companies, Inc.	84,338	2,451,706
		$23,615,764
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (1)	22,579	$1,067,309
Nike, Inc., Class B	56,788	3,331,184
		$4,398,493
Tobacco — 1.0%
Altria Group, Inc.	102,975	$7,159,852
Reynolds American, Inc.	71,312	4,534,730
UST, Inc.	20,792	1,031,283
		$12,725,865
Wireless Telecommunication Services — 0.8%
Alltel Corp.	78,278	$5,454,411
NII Holdings, Inc. (1)	57,839	4,751,474
		$10,205,885
Total Common Stocks (identified cost $984,414,096)		$1,239,630,938
Total Investments — 101.7% (identified cost $984,414,096)		$1,239,630,938

Covered Call Options Written — (1.9%)

	Number of	Premium
Type of Contract	Contracts	Received	Value
Nasdaq 100 Index, Expires 10/20/07, Strike 2,050	1,067	$4,623,120	$(6,818,130)
Nasdaq 100 Index, Expires 10/20/07, Strike 2,075	558	1,673,219	(2,823,480)
Nasdaq 100 Index, Expires 10/20/07, Strike 2,085	724	2,243,386	(2,932,200)
S&P 500 Index, Expires 10/20/07, Strike 1,510	1,013	2,823,839	(3,661,995)
S&P 500 Index, Expires 10/20/07, Strike 1,525	205	696,508	(530,950)
S&P 500 Index, Expires 10/20/07, Strike 1,535	2,438	6,970,955	(4,876,000)
S&P 500 Index, Expires 10/20/07, Strike 1,550	1,071	2,674,930	(1,392,300)
Total Covered Call Options Written (premiums received $21,705,957)			$(23,035,055)
Other Assets, Less Liabilities — 0.2%			$2,798,093
Net Assets — 100.0%			$1,219,393,976

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$984,418,637
Gross unrealized appreciation	$284,536,247
Gross unrealized depreciation	(29,323,946)
Net unrealized appreciation	$255,212,301

Written call option activity for the fiscal year to date ended September 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	7,867	$16,816,052
Options written	68,683	150,199,926
Options terminated in closing purchase transactions	(69,474)	(145,310,021)
Outstanding, end of period	7,076	$21,705,957

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 20, 2007